Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 37,709	£ 43,160
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Guarantees given to third parties	363	939
Loan commitments
Disclosure of contingent liabilities [line items]
Formal standby facilities, credit lines and other commitments	£ 37,346	£ 42,221